D. Russell Morgan CHIEF COMPLIANCE OFFICER – SEPARATE ACCOUNTS	Legal Department TEL: 802 229-3113 • FAX: 802 229-3743 Email: rmorgan@nationallife.com

October 12, 2011

Via Electronic Filing

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

RE: National Life Variable Annuity Account I, File No. 811-02118

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, National Life
Insurance Company, on behalf of National Life Variable Annuity Account I, the Registrant, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the period ending July
31, 2011 of the underlying management investment companies in which the Registrant invests that are reflective of the contract owner’s subaccount allocation.

This management investment company has separately filed it’s semi-annual report with the Securities and Exchange
Commission via EDGAR and is incorporated herein by reference.

Underlying Management Investment Company	CIK Number
Sentinel Group Funds, Inc.	0000225843

Very Truly Yours,

/s/ D. Russell Morgan

D. Russell Morgan
Chief Compliance Officer – Separate Accounts

ONE NATIONAL LIFE DRIVE

MONTPELIER, VERMONT 05604